Earnings per share (Details) - Basic [Member] - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
(Loss)/ Profit for the year from continuing operations attributable to equity holders of the parent	$ (7,679)	$ 11,345	$ (19,631)
(Loss)/ Profit for the year from discontinued operations attributable to equity holders of the parent	(4,874)	6,299	(4,470)
(Loss)/ Profit for the year attributable to equity holders of the parent	$ (12,553)	$ 17,644	$ (24,101)
Weighted average number of ordinary shares outstanding	527	499	489
Basic earnings per share	$ (23.82)	$ 35.33	$ (49.29)